Expense Example - Oak Harvest Long/Short Hedged Equity Fund - Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	Dec. 23, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 201
Expense Example, with Redemption, 3 Years	717
Expense Example, with Redemption, 5 Years	1,259
Expense Example, with Redemption, 10 Years	$ 2,741